Litigation - Middle East and Africa (Details) € in Millions, JD in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2009 item	Sep. 30, 2008 item	Dec. 31, 2020 JOD (JD)	Dec. 31, 2020 EUR (€)
JORDAN | Zain, telecom regulator litigation [Member]
Disclosure of contingent liabilities [line items]
Damages awarded			JD 250	€ 288
EGYPT
Disclosure of contingent liabilities [line items]
Number of decrees imposing rate adjustments to agreements	1	1